OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
October 3, 2017
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Global Multi Strategies Fund (the “Registrant”) Reg. No. 333-135492; File No. 811-21918
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2017.
Sincerely,
/s/ Amy Shapiro
Amy Shapiro Vice President and Associate General Counsel 212.323.5922 ashapiro@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Gloria LaFond Taylor Edwards, Esq.